Property, plant and equipment, intangible assets and goodwill - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments loss		€ 270		€ 392
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			€ 43,070	116,590
Disposal of property, plant and equipment, net			5,063	196
Impairments	€ 85	€ 133	321	€ 678
Reversal of impairments loss	€ 218		€ 549